STOCK OPTIONS AND WARRANTS - Summary providing information about stock options outstanding (Details 3) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Shares, Stock options outstanding	2,291,000			344,000
Weighted Average Exercise Price	$ 1.73
Number of Shares, Exercisable	2,261,000
Weighted Average Exercise Price, Exercisable	$ 1.72
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Shares, Stock options outstanding	2,291,000	2,299,000	2,311,000	344,000	528,000
Weighted Average Exercise Price	$ 1.73	$ 1.79	$ 1.75	$ 2.01	$ 1.96
Weighted Average Remaining Contractual Term (in years)	1 year 29 days	1 year 6 months 29 days
Number of Shares, Exercisable	2,261,000	2,269,000	1,293,500	284,000
Weighted Average Exercise Price, Exercisable	$ 1.72	$ 1.78	$ 1.74	$ 1.88
Stock Options | Dollar 0.50 To Dollar 1.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 0.50	$ 0.50
Upper Range of Exercise Prices	$ 1.00	$ 1.00
Number Of Shares, Stock options outstanding	6,000	10,000
Weighted Average Exercise Price	$ 0.74	$ 0.71
Weighted Average Remaining Contractual Term (in years)	2 years 6 months 29 days	1 year 11 months 1 day
Number of Shares, Exercisable	6,000	10,000
Weighted Average Exercise Price, Exercisable	$ 0.74	$ 0.71
Stock Options | Dollar 1.01 To Dollar 2.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 1.01	$ 1.01
Upper Range of Exercise Prices	$ 2.00	$ 2.00
Number Of Shares, Stock options outstanding	2,129,000	2,127,000
Weighted Average Exercise Price	$ 1.67	$ 1.73
Weighted Average Remaining Contractual Term (in years)	9 months	1 year 3 months
Number of Shares, Exercisable	2,129,000	2,127,000
Weighted Average Exercise Price, Exercisable	$ 1.67	$ 1.73
Stock Options | Dollar 2.00 To Dollar 3.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 2.00	$ 2.00
Upper Range of Exercise Prices	$ 3.00	$ 3.00
Number Of Shares, Stock options outstanding	156,000	156,000
Weighted Average Exercise Price	$ 2.6	$ 2.60
Weighted Average Remaining Contractual Term (in years)	5 years 29 days	5 years 6 months 29 days
Number of Shares, Exercisable	126,000	126,000
Weighted Average Exercise Price, Exercisable	$ 2.6	$ 2.60
Stock Options | Dollar 4.00 To Dollar 5.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices		$ 4.00
Upper Range of Exercise Prices		$ 5.00
Number Of Shares, Stock options outstanding		6,000
Weighted Average Exercise Price		$ 4.50
Weighted Average Remaining Contractual Term (in years)		3 months
Number of Shares, Exercisable		6,000
Weighted Average Exercise Price, Exercisable		$ 4.50